Income Tax (FY)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income Tax
Note 9 - Income Tax
The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Federal net operating loss	$—	$35,239
Organizational costs/Startup expenses	418,972	54,666
Total deferred tax asset	418,972	89,905
Valuation allowance	(418,972)	(89,905)
Deferred tax asset, net of allowance	$—	$—
The income tax provision for the year ended December 31, 2022 and 2021 consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$645,442	$—
Deferred	(329,066)	(89,905)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	329,066	89,905
Income tax provision	$645,442	$—
As of December 31, 2022 and 2021, the Company had $0 and $167,803 of U.S. federal net operating loss carryovers, respectively, which do not expire, and no state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $329,066. For the period from February 23 2021 (inception) through December 31, 2021, the change in the valuation allowance was $89,905.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(18.4)%	(26.1)%
Warrant transaction costs	0.0%	2.8%
Change in valuation allowance	2.7%	2.3%
Other	0.0%	0.0%
Income tax provision	5.3%	0.0%
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination since inception.
The Company’s effective tax rates for the period presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets and changes in fair value of warrants.